Description of Organization and Business Operations - Additional Information (Detail) - USD ($)				3 Months Ended	5 Months Ended
	Oct. 01, 2020	Sep. 25, 2020	Aug. 03, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Jul. 30, 2020
Number of units issued						$ 182,958,309
Proceeds from warrants issued						6,147,440
Stock issued, transaction costs		$ 11,906,606
Underwriting fees		4,147,440
Deferred underwriting fees		7,258,021
Other offering costs		501,145
Cash held		1,205,178		$ 1,001,772	$ 1,177,678	$ 1,177,678
Investments in Trust Account	$ 207,372,020
Percentage Of Assets Held in Trust Account				80.00%	80.00%	80.00%
Percent Of Shares Restricted For Redemption				15.00%	15.00%	15.00%
Minimum Net Tangible Assets Required For Business Combination				$ 5,000,001	$ 5,000,001	$ 5,000,001
Percent of Shares Redeemable				100.00%	100.00%	100.00%
Interest On Dissolution Expenses				$ 100,000		$ 100,000
Working capital				1,900,000	$ 500,000	500,000
Working capital loans outstanding				0	0	0
Stock shares issued during the period value for services rendered						25,000
Sponsor [Member]
Debt instrument face value				300,000	300,000	$ 300,000
Class B [Member] | Founder Shares [Member]
Stock shares issued during the period value for services rendered			$ 25,000	$ 25,000	$ 25,000
Trust Account member [Member]
Share Price				$ 10.00	$ 10.00	$ 10.00
Minimum [Member]
Equity Method Investment, Ownership Percentage				50.00%	50.00%	50.00%
Share Price				$ 10.00	$ 10.00	$ 10.00
Minimum [Member] | Trust Account member [Member]
Share Price				$ 10.00	$ 10.00	$ 10.00
IPO [Member]
Number of units issued		20,000,000
Gross proceeds from units issued		$ 200,000,000
Shares issued, price per share		$ 10.00
Private Placement Warrants [Member]
Number of warrants issued		6,000,000
Number of warrants issued, price per share		$ 1.00
Proceeds from warrants issued		$ 6,000,000
Over-Allotment Option [Member]
Number of units issued	$ 737,202
Number of warrants issued	147,440
Number of warrants issued, price per share	$ 1.00
Proceeds from warrants issued	$ 7,519,460
Shares issued, price per share	$ 10.00